Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Leases [Line Items]
Rental expense recorded for short-term leases	$ 12	$ 12	$ 8
Information about exposure arising from leases not yet commenced to which lessee is committed	Leases not yet commenced to which Group is committed is $60 million for a lease term ranging from 3 years to 8 years.
Leases not yet commenced	$ 60
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	3 years
Top of Range
Disclosure Of Leases [Line Items]
Lease term	8 years